GOODWILL AND INTANGIBLE ASSETS - SCHEDULE OF GOODWILL AND INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 1,206,447	$ 1,218,380	$ 718,129
Intangible assets with indefinite lives	214,461	219,797
Intangible assets with definite lives, net	3,221	19,026
Total goodwill and intangible assets, net	$ 1,424,129	$ 1,457,203